Research and Development (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Soft Dollar Arrangements [Abstract]
Research and Development Expense	$ 16.9	$ 8.7	$ 6.1